Statutory Reserves (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statutory Reserves [Line Items]
Statutory general reserve	0.00%	0.00%	0.01%
Percentage of reserve capital	50.00%
Statutory reserve (in Yuan Renminbi)
PRC [Member]
Statutory Reserves [Line Items]
Statutory general reserve	10.00%